Board of directors, Senior Management and Key management personnel - Narrative (Details) CLF in Thousands, $ in Thousands			12 Months Ended
	Apr. 25, 2025 CLF director	Apr. 25, 2024 CLF director	Dec. 31, 2025 CLF director employee	Dec. 31, 2025 USD ($) director employee	Dec. 31, 2024 CLF employee director	Dec. 31, 2024 USD ($) employee director	Dec. 31, 2023 CLF director	Dec. 31, 2023 USD ($) director
Related Party Disclosures [Line Items]
Number of directors	6	6
Election period (in years)			3 years	3 years
Key management personnel compensation	CLF 600	CLF 600		$ 31,170		$ 26,621
Key management personnel compensation, percentage	0.06%	0.06%
Variable compensation, percentage of net earnings			110.00%	110.00%
Number of employees | employee			7,739	7,739	8,344	8,344
Chair
Related Party Disclosures [Line Items]
Key management personnel compensation | CLF	CLF 800	CLF 800
Key management personnel compensation, percentage	0.12%	0.12%
Directors
Related Party Disclosures [Line Items]
Number of directors		2	8	8
Directors committee
Related Party Disclosures [Line Items]
Number of directors			3	3	3	3	3	3
Key management personnel compensation			CLF 200	$ 8,270	CLF 200	$ 7,653	CLF 200	$ 7,516
Key management personnel compensation, percentage			0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Variable compensation, percentage of net income							1.10	1.10
Health, Safety and Environmental Matters Committee
Related Party Disclosures [Line Items]
Number of directors			3	3	3	3
Key management personnel compensation | CLF			CLF 100		CLF 100
Corporate Governance Committee
Related Party Disclosures [Line Items]
Number of directors					3	3
Key management personnel compensation | CLF					CLF 100
Vice President
Related Party Disclosures [Line Items]
Key management personnel compensation | CLF	CLF 700	CLF 700
Key Management Personnel
Related Party Disclosures [Line Items]
Key management personnel compensation | $				$ 47,109		$ 31,061		$ 37,418
Number of employees | employee			186	186	176	176